Note 10 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
10.	EXPLORATION AND EVALUATION ASSETS

a)

In 2018, the Company entered into an option agreement with a private group, whereby the Company has the right to earn 100% ownership interest in a company which owns the Deer Trail project in Utah. The Company paid $150 upon signing the agreement, $150 in each of 2020 and 2021, and $200 in each of 2022 and 2023. To earn 100% interest in the property, the Company must make remaining cash payments totaling $1,150 over the next 6 years and fund a cumulative of $30,000 of eligible exploration expenditures by 2028 (as of December 31, 2023, the Company has incurred $27,008 of eligible exploration expenditures on the property). As at December 31, 2023, the Company has also bonded and recorded a $484 reclamation liability for the project. Other than the reclamation liability, the balance of cash payments and exploration commitments are optional at the Company’s discretion. Upon the Company’s 100% earn-in, the vendors will retain a 2% net smelter returns (“NSR”) royalty.

b)

During the year ended December 31, 2022, through the acquisition of Gatling the Company acquired 100% of the Larder Project in Ontario (Note 6). As at December 31, 2023, the Company incurred $10,116 in exploration and evaluation expenditures after acquisition costs, of which $3,634 were drilling costs.

c)

In 2017, the Company entered into an option earn-in agreement with a private group whereby the Company could earn up to a 100% interest in a land claim package in the Black Hills of South Dakota. Although the geological prospect of the property remained encouraging, growing negative sentiment towards resource extraction in the area, combined with a slow consultation process resulted in significant challenges being encountered in permitting the property for exploration drilling. The Company provided formal notice that it would not be making the final $150 option payment in May 2022 and concurrently wrote-down the property’s full carrying amount of $10,471 during the year ended December 31, 2022.

During the year ended December 31, 2023, the Company has incurred the following exploration and evaluation expenditures on these projects:

	December 31,	December 31,
	2023	2022
	$	$
Deer Trail
Option and other payments	275	210
Total acquisition costs	275	210
Geochemical	590	422
Camp and site costs	875	713
Drilling	3,959	6,255
Geological consulting	1,185	964
Geophysical	120	325
Land taxes and government fees	213	232
Legal, community and other consultation costs	343	303
Travel	190	167
Total for the year	7,750	9,591
Balance, beginning of year	19,565	9,974
Total Deer Trail Project cost	27,315	19,565
Larder project
Acquisition (Note 6)	-	15,187
Option and other payments	-	19
Total acquisition costs	-	15,206
Geochemical	1,117	112
Camp and site costs	772	127
Drilling	2,402	1,232
Geological consulting	1,764	450
Geophysical	1,074	314
Land taxes and government fees	43	19
Legal, community and other consultation costs	347	176
Travel	109	58
Total for the year	7,628	17,694
Balance, beginning of year	17,694	-
Total Larder Project cost	25,322	17,694
Black Hills
Geochemical	-	5
Camp and site costs	-	1
Geological consulting	-	127
Geophysical	-	3
Land taxes and government fees	-	7
Legal, community and other consultation costs	-	46
Travel	-	2
Total for the year	-	191
Balance, beginning of year		10,280
Less: Amounts written off	-	(10,471)
Total Black Hills Project cost	-	-
Total Exploration and Evaluation Assets	52,637	37,259